Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loss Per Common Share [Abstract]
Summary Of Anti-Dilutive Shares

	June 30,
	2020	2019
Options outstanding	12,248	1,082
Warrants outstanding	14,850	11,700
Unvested RSUs	394	-
Shares underlying convertible notes	23,807	11,096
	51,299	23,878

	2019	2018
Options outstanding	11,410	1,228
Warrants outstanding	12,150	13,279
Unvested RSUs	-	14
Shares underlying convertible notes	20,846	2,746
	44,406	17,267